Capital and financial risk management - Financial risk management - Combined cash and cash equivalent and short term investments and Undrawn revolving credit facilities (Details) € in Billions	Mar. 31, 2026 EUR (€)
Capital and financial risk management
Combined cash and cash equivalent and short term investments	€ 13.3
Revolving credit facility
Capital and financial risk management
Undrawn revolving credit facilities	€ 7.6